Exhibit 99.1

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NELNET STUDENT LOAN FUNDING, LLC
NELNET STUDENT LOAN TRUST 2006-1
QUARTERLY SERVICING REPORT
QUARTERLY DISTRIBUTION DATE: 11/24/2006
COLLECTION PERIOD ENDING: 10/31/2006
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TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

       I.  PRINCIPAL PARTIES TO THE TRANSACTION                             2

      II.  EXPLANATIONS, DEFINITIONS, ABBREVIATIONS                         2

     III.  DEAL PARAMETERS                                                  3
                    A.  Student Loan Portfolio Characteristics
                    B.  Notes
                    C.  Reserve Fund
                    D.  Other Fund Balances

      IV.  TRANSACTIONS FOR THE TIME PERIOD                                 4

       V.  CASH RECEIPTS FOR THE TIME PERIOD                                5

      VI.  PAYMENT HISTORY AND CPRs                                         5

     VII.  CASH PAYMENT DETAIL AND AVAILABLE FUNDS FOR THE TIME PERIOD      6

    VIII.  WATERFALL FOR DISTRIBUTION                                       7

      IX.  CURRENCY SWAPS PAYMENTS                                          8

       X.  DISTRIBUTIONS                                                    9
                    A.  Distribution Amounts
                    B.  Principal Distribution Amount Reconciliation
                    C.  Additional Principal Paid
                    D.  Reserve Fund Reconciliation
                    E.  Note Balances

      XI.  PORTFOLIO CHARACTERISTICS                                       10

     XII.  PORTFOLIO CHARACTERISTICS BY SCHOOL AND PROGRAM                 10

    XIII.  SERVICER TOTALS                                                 10

     XIV.  COLLATERAL TABLES                                               11
           Distribution of the Student Loans by Geographic Location Distribution of the Student Loans by Guarantee Agency
           Distribution of the Student Loans by Number of Months
              Remaining Until Scheduled Maturity
           Distribution of the Student Loans by Borrower Payment Status Distribution of the Student Loans by Range of Principal Balance Distribution of the Student Loans by Number of Days Delinquent Distribution of the Student Loans by Interest Rate
           Distribution of the Student Loans by SAP Interest Rate Index Distribution of the Student Loans by Date of Disbursement

      XV.  TRIGGER INFORMATION                                             13

     XVI.  INTEREST RATES FOR NEXT DISTRIBUTION DATE                       14

    XVII. ITEMS TO NOTE                                                    14

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I.  PRINCIPAL PARTIES TO THE TRANSACTION
--------------------------------------------------------------------------------

       ISSUER           Nelnet Student Loan Trust 2006-1

       SPONSOR          Nelnet, Inc.

       DEPOSITOR        Nelnet Student Loan Funding, LLC

       MASTER SERVICER  National Education Loan Network, Inc. ("NELN")
                        ARRANGES FOR AND OVERSEES THE PERFORMANCE OF THE SUBSERVICER WITH RESPECT TO THE TRUST'S STUDENT LOANS. IF THE MASTER SERVICER BREACHES ANY COVENANT UNDER THE MASTER SERVICING AGREEMENT WITH RESPECT TO A TRUST'S STUDENT LOAN, GENERALLY IT HAS TO CURE THE BREACH, PURCHASE THAT STUDENT LOAN OR REIMBURSE THE TRUST FOR LOSSES RESULTING FROM THE BREACH. THE MASTER SERVICER IS PAID A MONTHLY SERVICING FEE AND IS ALSO ENTITLED TO RECEIVE A CARRY-OVER SERVICING FEE FOR THE PERFORMANCE OF THESE SERVICES.

       SUBSERVICER      Nelnet, Inc.

       ADMINISTRATOR    National Education Loan Network, Inc. ("NELN")
                        ON EACH MONTHLY SERVICING PAYMENT DATE AND ON EACH
                        QUARTERLY DISTRIBUTION DATE, DIRECTS THE INDENTURE
                        TRUSTEE TO MAKE THE REQUIRED DISTRIBUTIONS FROM THE
                        FUNDS ESTABLISHED UNDER THE INDENTURE. IN ADDITION,
                        PREPARES, BASED ON PERIODIC DATA RECEIVED FROM THE
                        SUBSERVICER, AND PROVIDES QUARTERLY AND ANNUAL
                        DISTRIBUTION STATEMENTS TO THE ELIGIBLE LENDER TRUSTEE
                        AND THE INDENTURE TRUSTEE AND ANY RELATED FEDERAL INCOME
                        TAX REPORTING. THE ADMINISTRATOR IS COMPENSATED
                        QUARTERLY FOR THE PERFORMANCE OF THESE SERVICES.

       ELIGIBLE LENDER
       TRUSTEE          Zions First National Bank

       INDENTURE
       TRUSTEE          Zions First National Bank
                        ACTS FOR THE BENEFIT OF AND TO PROTECT THE INTERESTS OF THE NOTEHOLDERS AND ACTS AS PAYING AGENT FOR THE NOTES. ALSO ACTS ON BEHALF OF THE NOTEHOLDERS AND REPRESENTS THEIR INTERESTS IN THE EXERCISE OF THEIR RIGHTS UNDER THE INDENTURE. THE INDENTURE TRUSTEE IS COMPENSATED QUARTERLY FOR THESE SERVICES.

       DELAWARE
       TRUSTEE          Wells Fargo Delaware Trust Company
                        NELNET STUDENT LOAN TRUST 2006-1 IS A DELAWARE STATUTORY TRUST FORMED BY NELNET STUDENT LOAN FUNDING, LLC PURSUANT TO A TRUST AGREEMENT BY AND BETWEEN NELNET STUDENT LOAN FUNDING, LLC, AS DEPOSITOR AND INITIAL CERTIFICATE HOLDER, AND WELLS FARGO DELAWARE TRUST COMPANY, AS DELAWARE TRUSTEE. THE TRUST WAS CREATED FOR THE PURPOSE OF FACILITATING THE FINANCING OF STUDENT LOANS AND OTHER FINANCIAL ASSETS, AND TO ENGAGE IN ACTIVITY IN CONNECTION THEREWITH. THE DELAWARE TRUSTEE RECEIVES AN ANNUAL FEE AND WILL CONTINUE TO DO SO FOR THE LIFE OF THIS TRUST.

       REMARKETING
       AGENTS           Banc of America Securities LLC
                        Credit Suisse Securities (USA) LLC
                        Deutsche Bank Securities, Inc.
                        ON THE REMARKETING TERMS DETERMINATION DATE, WHICH IS AT LEAST 12 BUSINESS DAYS BEFORE EACH RESET DATE, THE REMARKETING AGENTS, IN CONSULTATION WITH THE ADMINISTRATOR, WILL DETERMINE THE PROPOSED TERMS OF THE REMARKETING. THEY WILL ALSO ATTEMPT, ON A REASONABLE EFFORTS BASIS, TO REMARKET THE TENDERED RESET RATE NOTES OF THE APPLICABLE CLASS AT A PRICE EQUAL TO 100% OF THE AGGREGATE PRINCIPAL AMOUNT SO TENDERED. THE REMARKETING AGENTS RECEIVE COMPENSATION FOR PERFORMANCE OF THESE SERVICES WHEN THEY OCCUR.

       CURRENCY SWAP
       PROVIDER         Deutsche Bank AG, acting through its New York Branch

       LONDON PAYING
       AGENT            HSBC Bank plc


--------------------------------------------------------------------------------
II.  EXPLANATIONS / DEFINITIONS / ABBREVIATIONS
--------------------------------------------------------------------------------

CASH FLOWS       During any given Collection Period, monies flow into the
                 collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income, and guarantor claim payments. Expenses are paid from these monies on both a monthly and quarterly basis (including but not limited to the fees mentioned under "Principal Parties", above, along with principal and interest payments). Any resultant amount
                 (generally occurring after parity equals or exceeds 100% and the principal shortfall is satisfied), flows from the trust to the Depositor.

RECORD DATE      With respect to a quarterly distribution date, the close of business on the day preceding such quarterly distribution date.

CLAIM WRITE-OFFS Amounts not reimbursed by the government guarantees of the
                 Higher Education Act.

CPR Constant Prepayment Rate -- the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

PRINCIPAL
SHORTFALL       Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of 'principal distribution amount' on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the 'principal distribution amount' is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated (generally) by subtracting the ending adjusted pool balance from the beginning adjusted pool balance for the applicable collection period. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts is attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or set aside for payment of costs of issuance related to the closing of the trust.

PARITY RATIO    Represents the comparison between the trust's assets and
                liabilities. Generally, when the Parity Ratio equals or exceeds
                100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Depositor.

TOTAL NOTE
FACTOR/NOTE
POOL FACTOR     Represents what portion of the original debt remains (aggregate basis/tranche basis).
                                       2

III.  DEAL PARAMETERS
--------------------------------------------------------------------------------------------------------------------------------
A.  STUDENT LOAN PORTFOLIO CHARACTERISTICS                                       7/31/2006       ACTIVITY          10/31/2006
---------------------------------------------------------------------------------------------- -------------- ------------------
i.    Portfolio Principal Balance                                           $ 1,946,309,255.53 $(46,009,577.48)$1,900,299,678.05
ii.   Interest to be Capitalized                                                  8,710,144.78                     11,072,506.27
iii.  Moneys on deposit in the Prefunding Account of the Acquisition Fund
      after Distribution Date                                                    15,000,000.00                      8,822,063.43
                                                                            ------------------                ------------------
iv.   POOL BALANCE                                                          $ 1,970,019,400.31                 $1,920,194,247.75
                                                                            ==================                ==================
v.    ADJUSTED POOL BALANCE (POOL BALANCE + SPECIFIED RESERVE FUND
      BALANCE + CAPITALIZED INTEREST BALANCE)                               $ 1,978,944,448.81                 $1,926,994,733.37
                                                                            ==================                ==================
vi.   Other Accrued Interest                                                $     5,158,235.73                 $    4,954,250.08
vii.  Weighted Average Coupon (WAC)                                                     4.181%                            4.196%
viii. Weighted Average Remaining Months to Maturity (WARM)                              269.41                            267.72
ix.   Number of Loans                                                                  126,244                           123,508
x.    Number of Borrowers                                                               72,384                            70,722
xi.   Average Borrower Indebtedness                                                  26,888.67                         26,869.99
xii.  Portfolio Yield ((Trust Income - Trust Expenses)/(Student Loans + Cash))         0.9714%                           0.7125%
------------------------------------------------------------------------------------------------------------------------------------

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B.  NOTES                CUSIP        ISIN     SPREAD COUPON RATE      08/23/2006      % *      INTEREST DUE    11/24/2006       % *
------------------------------------------------------------------------------------------------------------------------------------
i.   Class A-1 Notes  64031Q CN 9 US64031QCN97 -0.02%   5.37813%     $ 117,901,491.61  5.92%  $ 1,638,065.05 $  65,943,613.47  3.40%
ii.  Class A-2 Notes  64031Q CP 4 US64031QCP46  0.01%   5.40813%     $ 350,000,000.00 17.58%  $ 4,889,850.00 $ 350,000,000.00 18.05%
iii. Class A-3 Notes  64031Q CQ 2 US64031QCQ29  0.04%   5.43813%     $ 221,000,000.00 11.10%  $ 3,104,718.50 $ 221,000,000.00 11.40%
iv.  Class A-4  Notes 64031Q CR 0 US64031QCR02  0.09%   5.48813%     $ 353,000,000.00 17.73%  $ 5,004,717.51 $ 353,000,000.00 18.21%
v.   Class A-5  Notes 64031Q CS 8 US64031QCS84  0.11%   5.50813%     $ 389,000,000.00 19.54%  $ 5,535,213.26 $ 389,000,000.00 20.06%
vi.  Class A-6 Notes*    N/A      XS0244250378  0.11%   3.354%   (euro)420,521,000.00 25.11% (e)3,643,604.20(e)420,521,000.00 25.79%
vii. Class B Notes    64031Q CU 3 US64031QCU31  0.22%   5.61813%      $ 60,000,000.00  3.01%  $   870,810.00 $  60,000,000.00  3.09%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     100.00%                                 100.00%
                                                                                     =======                                ========

LIBOR RATE FOR ACCRUAL PERIOD:      5.39813%        COLLECTION PERIOD:                              RECORD DATE       11/23/2006
EURIBOR RATE FOR ACCRUAL PERIOD:      3.244%        FIRST DATE IN COLLECTION PERIOD 08/01/2006      DISTRIBUTION DATE 11/24/2006
FIRST DATE IN ACCRUAL PERIOD      08/23/2006        LAST DATE IN COLLECTION PERIOD  10/31/2006
LAST DATE IN ACCRUAL PERIOD       11/23/2006
DAYS IN ACCRUAL PERIOD                    93
------------------------------------------------------------------------------------------------------------------------------------
 * THE CLASS A-6 NOTES ARE EURO-DENOMINATED RESET RATE NOTES. THE % OF TRANCHE :
   TOTAL LISTED FOR THE EURO SERIES IS BASED ON THE CONVERSION TO USD USING AN
   EXCHANGE RATE OF $1.18900126271 = (EURO)1.00.

------------------------------------------------------------------------------------------------------------------
C.  RESERVE FUND                                                         07/31/2006                   10/31/2006
------------------------------------------------------------------------------------------------------------------
i.    Required Reserve Fund Balance                                             0.25%                     0.25%
ii.   Specified Reserve Fund Balance                                  $  4,925,048.50           $  4,800,485.62
iii.  Reserve Fund Floor Balance                                      $  2,951,197.22           $  2,951,197.22
iv.   Reserve Fund Balance after Distribution Date                    $  4,925,048.50           $  4,800,485.62
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
D.  OTHER FUND BALANCES                                                 07/31/2006                   10/31/2006
------------------------------------------------------------------------------------------------------------------
i.   Collection Fund*                                                 $ 39,187,994.99           $ 83,472,811.71
ii.  Acquisition Fund after Distribution Date                         $ 15,000,000.00           $  8,822,063.43
iii. Capitalized Interest Fund after Distribution Date                $  4,000,000.00           $  2,000,000.00
iv.  Currency Fund                                               (euro)        848.62      (euro)      2,015.27
v.   Remarketing Fee Fund                                             $             -           $             -
vi.  Supplemental Interest Fund                                       $             -           $             -
vii. Accumulation Fund                                                $             -           $             -

(* FOR FURTHER INFORMATION REGARDING FUND DETAIL, SEE
SECTION VII - O, "COLLECTION FUND RECONCILIATION".)
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IV.  TRANSACTIONS FOR THE TIME PERIOD 08/01/2006 - 10/31/2006
--------------------------------------------------------------------------------

   A.  STUDENT LOAN PRINCIPAL COLLECTION ACTIVITY
       i.     Regular Principal Collections                    $  10,826,611.87
       ii.    Principal Collections from Guarantor                 2,004,377.99
       iii.   Principal Repurchases/Reimbursements by Servicer                -
       iv.    Principal Repurchases/Reimbursements by Seller                  -
       v.     Paydown due to Loan Consolidation                   42,269,901.70
       vi.    Principal Write-Offs Reimbursed to the Trust                    -
       vii.   Other System Adjustments                                 6,094.72
                                                                ---------------
       viii.  TOTAL PRINCIPAL COLLECTIONS                      $  55,106,986.28

   B.  STUDENT LOAN NON-CASH PRINCIPAL ACTIVITY
       i.     Principal Realized Losses - Claim Write-Offs     $              -
       ii.    Principal Realized Losses - Other                       (4,228.90)
       iii.   Other Adjustments                                               -
       iv.    Capitalized Interest                                (4,216,324.21)
                                                                  -------------
       v.     TOTAL NON-CASH PRINCIPAL ACTIVITY                $  (4,220,553.11)

   C.  STUDENT LOAN PRINCIPAL ADDITIONS
       i.     New Loan Additions                               $              -
       ii.    Add-On Consolidation Loan Additions                 (4,876,855.69)
                                                               ----------------
       iii.   TOTAL PRINCIPAL ADDITIONS                        $  (4,876,855.69)

       -------------------------------------------------------------------------
   D.  TOTAL STUDENT LOAN PRINCIPAL ACTIVITY
       (Aviii + Bv + Ciii)                                     $  46,009,577.48
       -------------------------------------------------------------------------

   E.  STUDENT LOAN INTEREST ACTIVITY
       i.     Regular Interest Collections                     $  11,282,399.33
       ii.    Interest Collections from Guarantor                     51,343.43
       iii.   Late Fees and Other                                     81,031.86
       iv.    Interest Repurchases/Reimbursements by Servicer                 -
       v.     Interest Repurchases/Reimbursements by Seller                   -
       vi.    Interest due to Loan Consolidation                     325,656.44
       vii.   Interest Write-Offs Reimbursed to the Trust                     -
       viii.  Other System Adjustments                                        -
       ix.    Special Allowance Payments                          18,891,422.36
       x.     Interest Benefit Payments                            2,107,591.55
                                                                 --------------
       xi.    TOTAL INTEREST COLLECTIONS                       $  32,739,444.97

   F.  STUDENT LOAN NON-CASH INTEREST ACTIVITY
       i.     Interest Losses - Claim Write-offs               $       6,864.15
       ii.    Interest Losses - Other                                    (73.04)
       iii.   Other Adjustments                                               -
       iv.    Capitalized Interest                                 4,216,324.21
                                                                ----------------
       v.     TOTAL NON-CASH INTEREST ADJUSTMENTS              $   4,223,115.32

   G.  STUDENT LOAN INTEREST ADDITIONS
       i.     New Loan Additions                               $              -
       ii.    Add-On Consolidation Loan Additions                             -
                                                                ---------------
       iii.   TOTAL INTEREST ADDITIONS                         $              -

       ------------------------------------------------------------------------
   H.  TOTAL STUDENT LOAN INTEREST ACTIVITY (Exi + Fv + Giii)  $  36,962,560.29
       ------------------------------------------------------------------------

   I.  DEFAULTS PAID THIS QUARTER  (Aii + Eii)                 $   2,055,721.42
   J.  CUMULATIVE DEFAULTS PAID TO DATE                        $   3,262,885.48

   K.  Interest Capitalized into Principal During
       Collection Period (Biv)                                 $  (4,216,324.21)
   L.  Collection Period Accrual - Interest to be
       Capitalized (III - Aii)                 10/31/2006        (11,072,506.27)
                                               07/31/2006          8,710,144.78
                                                                ----------------
       Increase/Decrease between interest to be capitalized
       as of 07/31/2006 and 10/31/2006                         $  (6,578,685.70)

--------------------------------------------------------------------------------
V.  CASH RECEIPTS FOR THE TIME PERIOD  08/01/2006 - 10/31/2006
--------------------------------------------------------------------------------

   A.  PRINCIPAL COLLECTIONS
       i.     Principal Payments Received - Cash               $  12,837,084.58
       ii.    Principal Received from Loans Consolidated          42,269,901.70
       iii.   Principal Payments Received - Servicer
              Repurchases/Reimbursements                                      -
       iv.    Principal Payments Received - Seller
              Repurchases/Reimbursements                                      -
                                                                 --------------
       v.     TOTAL PRINCIPAL COLLECTIONS                      $  55,106,986.28

   B.  INTEREST COLLECTIONS
       i.     Interest Payments Received - Cash                $  11,333,742.76
       ii.    Interest Received from Loans Consolidated              325,656.44
       iii.   Interest Payments Received - Special
              Allowance and Interest Benefit Payments             20,999,013.91
       iv.    Interest Payments Received - Servicer
              Repurchases/Reimbursements                                      -
       v.     Interest Payments Received - Seller
              Repurchases/Reimbursements                                      -
       vi.    Late Fee Activity and Other                             81,031.86
                                                                 --------------
       vii.   TOTAL INTEREST COLLECTIONS                       $  32,739,444.97

   C.  OTHER REIMBURSEMENTS                                    $              -

   D.  INVESTMENT EARNINGS
       i.     Collection Fund Investment Income                $     297,716.29
       ii.    Reserve Fund Investment Income                          64,120.35
       iii.   Acquisition Fund Investment Income                      55,599.39
       iv.    Capitalized Interest Fund Investment Income            250,062.47
                                                                  -------------
       v.     TOTAL INVESTMENT INCOME                          $     667,498.50

   -----------------------------------------------------------------------------
   E.  TOTAL CASH RECEIPTS DURING COLLECTION PERIOD            $  88,513,929.75
   -----------------------------------------------------------------------------


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VI.  PAYMENT HISTORY AND CPRS
--------------------------------------------------------------------------------

       DISTRIBUTION      ADJUSTED      CURRENT QUARTER  CUMULATIVE  PREPAYMENT
           DATE         POOL BALANCE         CPR            CPR       VOLUME
       ------------- ----------------- --------------- ----------- -------------
        05/23/2006    $1,990,153,797.20      5.11%        5.11%    $19,669,735
        08/23/2006    $1,978,944,448.81      6.05%        5.63%    $30,698,622
        11/24/2006    $1,926,994,733.37      9.28%        6.93%    $47,233,432

--------------------------------------------------------------------------------
VII.  CASH PAYMENT DETAIL AND
      AVAILABLE FUNDS FOR THE TIME PERIOD        08/01/2006 - 10/31/2006
--------------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   FUNDS PREVIOUSLY REMITTED:  COLLECTION FUND
   -----------------------------------------------------------------------------

   A.    Servicing Fees                                          $ 2,424,663.63

   B.    Trustee Fees                                            $    50,335.38

   C.    Delaware Trustee Fees                                   $            -

   D.    Remarketing Fee Fund - Quarterly Funding Amount         $            -

   E.    Administration Fees                                     $   881,663.40

   F.    Interest Payments on Notes                              $ 20,119,049.01

   G.    Derivative Payments                                     $ 6,758,486.11

   H.    Unpaid Interest Accrued to Depositor                    $ 2,740,972.84

   I.    Principal Payments on Notes                             $ 6,099,855.42

   J.    Other Program Expenses                                  $    25,000.00

   K.    Consolidation Loan Rebate Fees                          $ 5,119,634.24

   L.    Add-On Consolidation Loan Purchases
                       Principal       Interest
                     $          -     $        -                 $            -


   -----------------------------------------------------------------------------
   FUNDS PREVIOUSLY REMITTED:  ACQUISITION FUND - PREFUNDING ACCOUNT
   -----------------------------------------------------------------------------

   M. New Loan Purchases

                       Principal        Interest
                    $           -     $         -            $           -

   N. Add-On Consolidation
      Loan Purchases
                      Principal        Interest
                    $ 8,177,936.57    $         -            $8,177,936.57

   -----------------------------------------------------------------------------
   O.  COLLECTION FUND RECONCILIATION
   -----------------------------------------------------------------------------
     i.  Beginning Balance:                           07/31/2006               $ 39,187,994.99
    ii.  Principal Paid During Collection Period  (I)                            (6,099,855.42)
   iii.  Interest Paid During Collection Period  (F)                            (20,119,049.01)
    iv.  Deposits During Collection Period  (V - A-v + B-vii + C)                87,846,431.25
     v.  Payments out During Collection Period (A+ B+ C+ D+ E+ G+ H+ J+ K +L)   (18,000,755.60)
    vi.  Total Investment Income Received for Quarter (V - D-v)                     667,498.50
   vii.  Funds transferred from the Prefunding Account(Prefunding
         Period ends 02/23/2007)                                                             -
  viii.  Funds transferred from the Remarketing Fee Fund (Initial
         Reset Date 02/23/2016)                                                              -
    ix.  Funds transferred to reinstate the Reserve Fund on prior
         Distribution Date                                                           (9,453.00)
     x.  Consolidation Rebate Fees Due for the Month                             (1,677,416.16)
    xi.  Funds Available for Distribution                                      $ 81,795,395.55

-----------------------------------------------------------------------------------------------------------------
VIII.  WATERFALL FOR DISTRIBUTION
-----------------------------------------------------------------------------------------------------------------
                                                                                                    Remaining
                                                                                                   Funds Balance
                                                                                                  -------------
A.     Total Available Funds for Distribution (VII - O-xi)                      $ 81,795,395.55   $ 81,795,395.55

B. To pay to the Master Servicer, the Trustee and the Delaware Trustee, pro rata, based on amounts owed to each such party, without preference or priority of any kind, the

       Servicing Fee (to the extent remaining unpaid following the
       Monthly Servicing Payment Date) - Current Month                          $    795,959.22   $ 80,999,436.33
       Trustee Fee - Current Quarter                                            $     50,727.08   $ 80,948,709.25
       Delaware Trustee Fee - Current Year                                      $             -   $ 80,948,709.25

       respectively, due on such Quarterly Distribution Date, in each case, together with such fees remaining unpaid from prior Quarterly
       Distribution Dates (and, in the case of the Servicing Fees, prior
       Monthly Servicing Payment Dates);

C.     To make a deposit to the Remarketing Fee Fund, the Quarterly
       Funding Amount due on such Quarterly Distribution Date;                  $             -    $ 80,948,709.25

D.     To pay to the Administrator, the Administration Fee due on such
       Quarterly Distribution Date - Current Quarter                            $    976,080.92    $ 79,972,628.33
       and all unpaid Administration Fees from prior Quarterly
       Distribution Dates;                                                      $             -    $ 79,972,628.33

E.     To (A) pay to the Class A Noteholders of each Class, the portion of the Class A Noteholders' Interest Distribution Amount payable to such Class on such Quarterly Distribution Date (other than to the
       Noteholders of the Reset Rate Notes if a Currency Swap Agreement
       with respect to interest payments to be made to the Noteholders of the Reset Rate Notes is then in effect)
       i.    Class A-1                                                          $  1,638,065.05    $ 78,334,563.28
       ii.   Class A-2                                                          $  4,889,850.00    $ 73,444,713.28
       iii.  Class A-3                                                          $  3,104,718.50    $ 70,339,994.78
       iv.   Class A-4                                                          $  5,004,717.51    $ 65,335,277.27
       v.    Class A-5                                                          $  5,535,213.26    $ 59,800,064.01
       vi.   Class A-6                                                          $             -    $ 59,800,064.01
                                                                                ----------------
       vii.  Total Class A Noteholders' LIBOR-based Interest Distribution       $ 20,172,564.32

       and (B) to pay the Counterparty under a Derivative Product
       (including any Currency Swap Agreement with respect to the Reset
       Rate Notes), any Issuer Derivative Payments owed to such
       Counterparty on such Quarterly Distribution Date (excluding
       Termination Payments other than Priority Termination Payments), pro rata, based on amounts owed to each such party, without preference or
       priority of any kind;                                                    $  7,095,938.75    $ 52,704,125.26

F.     To pay to the Class B Noteholders, the portion of the Class B
       Noteholders' Interest Distribution Amount payable on such Quarterly
       Distribution Date, pro rata, based on amounts owed to each such party,
       without preference or priority of any kind;                              $    870,810.00    $ 51,833,315.26

G.     To the Depositor, an amount equal to the unpaid interest accrued on the
       Financed Eligible Loans subsequent to the Cutoff Date but prior to the
       Date of Issuance, until such amount has been paid in full;               $             -    $ 51,833,315.26

H.     To the Class A Noteholders, the Class A Principal Distribution Amount in
       the following order:
       i.    to pay to the Class A-1 Noteholders until the Class A-1 Notes have
             been paid in full;                                                 $ 51,833,315.26    $            -
       ii.   to pay to the Class A-2 Noteholders until the Class A-2 Notes have
             been paid in full;                                                 $             -    $            -
       iii.  to pay to the Class A-3 Noteholders until the Class A-3 Notes have
             been paid in full;                                                 $             -    $            -
       iv.   to pay to the Class A-4 Noteholders until the Class A-4 Notes have
             been paid in full;                                                 $             -    $            -
       v.    to pay to the Class A-5 Noteholders until the Class A-5 Notes have
             been paid in full;                                                 $             -    $            -
       vi.   to pay to the Class A-6 Noteholders until the Class A-6 Notes have
             been paid in full; *                                               $             -    $            -
                                                                                ---------------
       vii.  Total Class A Noteholders' Principal Distribution                  $ 51,833,315.26

       *Provided, however, (I) if the Class A-6 Notes are then denominated in U.S. Dollars and are then structured not to receive a payment of principal until the end of the related Reset Period, principal payments will be allocated to the Class A-6 Accumulation Account, until amounts on deposit therein are sufficient to reduce the Outstanding Amount of the Class A-6 Notes to zero, and (II) if the Class A-6 Notes are in a Foreign Exchange Mode, such principal payments either (x) will be made to the related Currency Swap
       Counterparty or Counterparties or (y) if the Class A-6 Notes are then structured not to receive a payment of principal until the end of the related Reset Period, such payments will be allocated to the Class A-6 Accumulation Account, until the U.S. Dollar Equivalent
       Principal Amount of such Class A-6 Notes has been distributed to the related Currency Swap Counterparty or Counterparties or allocated to the Class A-6 Accumulation Account; and provided further that for purposes of this clause (vi), the Outstanding Amount of the Class
       A-6 Notes will be deemed to have been reduced by any amounts (less any investment earnings) on deposit in the Class A-6 Accumulation
       Account;

I.     On each Quarterly Distribution Date to transfer to the Supplemental
       Interest Fund, an amount equal to the Supplemental Interest Deposit
       Amount;                                                                  $            -    $            -

J.     On and after the Stepdown Date, and provided that no Trigger Event is in effect on such Quarterly Distribution Date, to the Class B
       Noteholders, the Class B Principal Distribution Amount;
       (see Section XV - C for further detail)                                  $            -    $            -

K.     To deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the Specified
       Reserve Fund Balance;                                                    $            -    $            -

                                       7

--------------------------------------------------------------------------------
VIII.  WATERFALL FOR DISTRIBUTION (CONTINUED)
--------------------------------------------------------------------------------

L.     To pay to the Master Servicer, the aggregate unpaid amount of any
       Carry-over Servicing Fee, if any;                                        $            -    $            -

M.     To pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination
       Payments due to each such Counterparty under the applicable
       Derivative product;                                                      $            -    $            -

N.     To the Administrator to reimburse it for any payments made by it
       to the Remarketing Agents pursuant to the Remarketing Agreement;         $            -    $            -

O.     In the event the Financed Eligible Loans are not sold pursuant to the optional purchase or mandatory auction provisions, to pay as an accelerated payment of principal balance of the Class A-1 Notes, the
       Class A-2 Notes, the Class A-3 Notes, the Class A-4 Notes, the Class
       A-5 Notes, the Class A-6 Notes and the Class B Notes then
       Outstanding, to the Noteholders in the same order and priority as is set forth in VIII - H and - J above, until the principal amount of the Notes is paid in full;
       i.    Class A-1                                                          $             -    $           -
       ii.   Class A-2                                                          $             -    $           -
       iii.  Class A-3                                                          $             -    $           -
       iv.   Class A-4                                                          $             -    $           -
       v.    Class A-5                                                          $             -    $           -
       vi.   Class A-6                                                          $             -    $           -
       vii.  Class B                                                            $             -    $           -

P.     And, subject to remaining provisions, to pay to the Depositor
       any remaining funds.                                                     $             -    $           -

--------------------------------------------------------------------------------
IX.  CURRENCY SWAPS PAYMENTS
--------------------------------------------------------------------------------
                                               ---------------------
                                                A-6 SWAP CALCULATION
                                               ---------------------
A.     NELNET STUDENT LOAN TRUST PAYS:
        i. Notional Swap Amount (USD)             $ 500,000,000.00
       ii. LIBOR Floating Rate                             5.39813%
      iii. LIBOR Spread                                    0.09550%
                                                  ----------------
       iv. Pay Rate                                        5.49363%
        v. Days in Period
           08/23/2006 - 11/23/2006                              93
                                                  ----------------
       vi. Gross Swap Payment Due to Counterparty $   7,095,938.75
                                                  ----------------

B.     DEUTSCHE BANK AG, NY PAYS:
        i. Notional Swap Amount (EUR)        (euro) 420,521,000.00
       ii. EURIBOR Floating Rate                             3.244%
      iii. EURIBOR Spread                                    0.110%
                                                          --------
       iv. Pay Rate                                          3.354%
        v. Days in Period
           08/23/2006 - 11/23/2006                              93
                                                     -------------
       vi. Gross Swap Receipt Due to Paying
           Agent                               (euro) 3,643,604.20
                                                     -------------

------------------------------------------------------------------------------------------------------------------------------------
X.  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
      ------------------------------------------------------------------------------------------------------------------------------
A.    DISTRIBUTION AMOUNTS      CLASS A-1    CLASS A-2      CLASS A-3     CLASS A-4      CLASS A-5        CLASS A-6     CLASS B
      ------------------------------------------------------------------------------------------------------------------------------
      i.    Quarterly Interest
            Due                $1,638,065.05 $4,889,850.00 $3,104,718.50 $5,004,717.51 $5,535,213.26 (euro) 3,643,604.20 $870,810.00

      ii.   Quarterly Interest
            Paid                1,638,065.05  4,889,850.00  3,104,718.50  5,004,717.51  5,535,213.26        3,643,604.20  870,810.00
                             -------------------------------------------------------------------------------------------------------
     iii.   INTEREST SHORTFALL $           - $           - $           - $           - $           - (euro)            - $         -

      iv.  Quarterly Principal
           Paid               $51,957,878.14 $           - $           - $           - $           - (euro)            - $         -

       v.  TOTAL DISTRIBUTION
           AMOUNT             $53,595,943.19 $4,889,850.00 $3,104,718.50 $5,004,717.51 $5,535,213.26 (euro) 3,643,604.20 $870,810.00

      ------------------------------------------------------------------------------------------------------------------------------

       -------------------------------------------------------------------------
B.     PRINCIPAL DISTRIBUTION AMOUNT RECONCILIATION
       -------------------------------------------------------------------------

        i.  Adjusted Pool Balance as of 07/31/2006            $1,978,944,448.81
       ii.  Adjusted Pool Balance as of 10/31/2006             1,926,994,733.37
                                                               ----------------
      iii.  Excess                                                51,949,715.44
       iv.  Principal Shortfall for preceding Distribution Date   11,960,109.30
        v.  Amount Due on a Note Final Maturity Date                          -
                                                               -----------------
       vi.  Total Principal Distribution Amount as defined
            by Indenture                                          63,909,824.74
      vii.  Actual Principal Distribution Amount based on
            funds held in Collection Fund                         51,833,315.26
                                                                  -------------
     viii.  Principal Distribution Amount Shortfall               12,076,509.48
       ix.  SENIOR NOTEHOLDERS' PRINCIPAL DISTRIBUTION AMOUNT  $  51,833,315.26

       PRINCIPAL DISTRIBUTION FROM RESERVE FUND EXCESS (D-v)         124,562.88
                                                                ---------------
       TOTAL PRINCIPAL DISTRIBUTION AMOUNT PAID                $  51,957,878.14
                                                                ================

--------------------------------------------------------------------------------
C.     ADDITIONAL PRINCIPAL PAID
--------------------------------------------------------------------------------
       i.   Notes Outstanding Principal Balance
                Outstanding Principal Balance of LIBOR Notes $1,490,901,491.61 Outstanding Principal Balance
                of EURIBOR Notes
               ((euro)420,521,000 x 1.18900126271)            $  500,000,000.00
       ii.  Less: Principal Distribution Amount                  (51,957,878.14)
                                                                ---------------
      iii.  Basis for Parity Calculation       11/24/2006      1,938,943,613.47
      iv.   Adjusted Pool Balance
                Student Loan Principal Balance                 1,900,299,678.05
                Interest Expected to be Capitalized               11,072,506.27
                Moneys on deposit in the Acquisition Fund          8,822,063.43
                Reserve Fund Balance                               4,800,485.62
                Capitalized Interest Fund Balance                  2,000,000.00
       v.   Other Accrued Interest                                 4,954,250.08
      vi.   Currency Fund (((euro)2,015.27 x1.27730)
            (10/31 Exchange Rate))                                     2,574.10
     vii.   October Consolidation Redisclosures funded in November  (534,211.93)
                                                              ------------------
    viii.   Total Assets for Parity Ratio     10/31/2006     $ 1,931,417,345.62
      ix.   Parity %                                                     99.61%*
APPLY EXCESS RESERVE TO UNPAID PRINCIPAL OF NOTES                           YES

--------------------------------------------------------------------------------
* THE ABOVE PARITY IS CALCULATED ON A CASH BASIS. PARITY CALCULATED ON AN ACCRUAL BASIS IS 99.96%, WHICH INCLUDES SAP AND GOVERNMENT INTEREST INCOME ACCRUALS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
D.    RESERVE FUND RECONCILIATION
--------------------------------------------------------------------------------
       i.   Beginning of Period Balance 07/31/2006              $  4,925,048.50
      ii.   Amounts, if any, necessary to reinstate the
            balance (VIII-K)                                                  -
                                                                 --------------
     iii.   Total Reserve Fund Balance Available                   4,925,048.50
     iv.    Required Reserve Fund Balance                          4,800,485.62
                                                                 --------------
      v.    Excess Reserve - Apply to Unpaid Principal               124,562.88
      vi.   Ending Reserve Fund Balance                         $  4,800,485.62

      --------------------------------------------------------------------------
E.    NOTE BALANCES                   08/23/2006   PAYDOWN FACTORS 11/24/2006
      --------------------------------------------------------------------------
        i.  Total Note Factor         0.9954507458  0.0259789391  0.9694718067

       ii.  A-1 Note Balance       $ 117,901,491.61            $  65,943,613.47
            A-1 Note Pool Factor      0.9283582017  0.4091171507  0.5192410509

       iii. A-2 Note Balance       $ 350,000,000.00            $ 350,000,000.00
            A-2 Note Pool Factor      1.0000000000  0.0000000000  1.0000000000

       iv.  A-3 Note Balance       $ 221,000,000.00            $ 221,000,000.00
            A-3 Note Pool Factor      1.0000000000  0.0000000000  1.0000000000

       v.   A-4 Note Balance       $ 353,000,000.00            $ 353,000,000.00
            A-4 Note Pool Factor      1.0000000000  0.0000000000  1.0000000000

       vi.  A-5 Note Balance       $ 389,000,000.00            $ 389,000,000.00
            A-5 Note Pool Factor      1.0000000000  0.0000000000  1.0000000000

       vii. A-6 Note Balance  (euro) 420,521,000.00       (euro) 420,521,000.00
            A-6 Note Pool Factor       1.0000000000 0.0000000000 1.0000000000

       viii.B Note Balance          $ 60,000,000.00             $ 60,000,000.00
            B Note Pool Factor         1.0000000000  0.0000000000  1.0000000000


------------------------------------------------------------------------------------------------------------------------------------
XI.    PORTFOLIO CHARACTERISTICS
------------------------------------------------------------------------------------------------------------------------------------

                     ---------------------------------------------------------------------------------------------------------------
                                WAC             Number of Loans             WARM             Principal Amount            %
------------------------------------------------------------------------------------------------------------------------------------
STATUS               07/31/2006 10/31/2006  07/31/2006 10/31/2006 07/31/2006 10/31/2006 07/31/2006 10/31/2006 07/31/2006 10/31/2006
------------------------------------------------------------------------------------------------------------------------------------
INTERIM:
  IN SCHOOL
    Subsidized Loans     0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
    Unsubsidized Loans   0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
  GRACE
    Subsidized Loans     0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
    Unsubsidized Loans   0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INTERIM            0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
------------------------------------------------------------------------------------------------------------------------------------
Repayment
  ACTIVE
   0-30 Days Delinquent  4.213%     4.206%  79,970     78,725        251     251 $1,140,179,004.14 $1,131,271,643.72  58.58%  59.53%
  31-60 Days Delinquent  4.590%     4.611%   2,832      2,501        247     251    $37,418,054.06    $34,774,322.45   1.92%   1.83%
  61-90 Days Delinquent  4.843%     4.633%   1,888      1,129        255     241    $25,268,254.98    $14,224,454.09   1.30%   0.75%
 91-120 Days Delinquent  4.940%     4.623%   1,126        639        249     236    $14,588,818.34     $7,814,898.42   0.75%   0.41%
121-150 Days Delinquent  4.874%     4.694%     890        420        247     244    $11,185,824.80     $5,249,881.54   0.57%   0.28%
151-180 Days Delinquent  4.896%     4.998%     563        519        239     244     $6,662,112.61     $6,459,888.02   0.34%   0.34%
181-210 Days Delinquent  4.711%     5.034%     434        462        251     242     $5,879,568.05     $5,870,537.78   0.30%   0.31%
211-240 Days Delinquent  4.460%     5.053%     466        439        236     234     $5,499,399.80     $5,152,039.16   0.28%   0.27%
241-270 Days Delinquent  4.484%     4.892%      20        252        181     241       $162,270.73     $3,067,629.63   0.01%   0.16%
271-300 Days Delinquent  3.531%     4.670%       3         79        218     238        $25,452.55       $983,073.02   0.00%   0.05%
>300 Days Delinquent     0.000%     3.889%       0         12          0     224             $0.00       $120,194.46   0.00%   0.01%

DEFERMENT
   Subsidized Loans      3.873%     3.964%  13,354     13,413        294     290   $218,731,401.89   $213,706,242.63  11.24%  11.25%
   Unsubsidized Loans    3.769%     3.842%  12,590     12,573        317     313   $250,862,874.78   $240,972,378.94  12.89%  12.68%

FORBEARANCE
  Subsidized Loans       4.489%     4.542%   6,030      5,955        285     284   $107,011,290.61   $106,398,087.69   5.50%   5.60%
  Unsubsidized Loans     4.513%     4.538%   6,039      5,982        303     301   $122,297,613.46   $119,811,379.88   6.28%   6.30%

------------------------------------------------------------------------------------------------------------------------------------
TOTAL REPAYMENT          4.181%     4.195% 126,205    123,100        269     268 $1,945,771,940.80 $1,895,876,651.43  99.97%  99.77%
------------------------------------------------------------------------------------------------------------------------------------
  Claims In Process      4.260%     4.728%      39        408        257     233       $537,314.73     $4,423,026.62   0.02%   0.23%
  Aged Claims Rejected   0.000%     0.000%       0          0          0       0             $0.00             $0.00   0.00%   0.00%
------------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL              4.181%     4.196% 126,244    123,508        269     268 $1,946,309,255.53 $1,900,299,678.05 100.00% 100.00%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
XII.    PORTFOLIO CHARACTERISTICS BY SCHOOL AND PROGRAM AS OF 10/31/2006
--------------------------------------------------------------------------------
                                              Number of   Principal
LOAN TYPE                 WAC        WARM       Loans      Amount         %
--------------------------------------------------------------------------------
  Stafford - Subsidized   0.000%      0           0             $0.00     0.00%
  Stafford - Unsubsidized 0.000%      0           0             $0.00     0.00%
  PLUS Loans              0.000%      0           0             $0.00     0.00%
                                                                                      ----------------------------------

  SLS Loans               0.000%      0           0             $0.00     0.00%       XIII.  SERVICER TOTALS 10/31/2006
                                                                                      ----------------------------------
                                                                                       $ 1,900,299,678.05  Nelnet, Inc.
  Consolidation Loans     4.196%    268     123,508 $1,900,299,678.05   100.00%       -----------------------------------
--------------------------------------------------------------------------------
  Total                   4.196%    268     123,508 $1,900,299,678.05   100.00%

SCHOOL TYPE
  Consolidation Uncoded*  4.196%    268     123,508 $1,900,299,678.05   100.00%
  Four Year Institution   0.000%      0           0             $0.00     0.00%
  Community/2-Year        0.000%      0           0             $0.00     0.00%
  Vocational/Trade        0.000%      0           0             $0.00     0.00%
  Unknown                 0.000%      0           0             $0.00     0.00%
--------------------------------------------------------------------------------
  Total                   4.196%    268     123,508 $1,900,299,678.05   100.00%

*REFERS TO CONSOLIDATION LOANS FOR WHICH THE SCHOOL TYPE APPLICABLE TO THE LOANS
THE BORROWER CONSOLIDATED IS UNAVAILABLE.


-------------------------------------------------------------------------------------------------------------------
XIV. COLLATERAL TABLES AS OF 10/31/2006
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------- -------------------------------------------------------
DISTRIBUTION OF THE STUDENT LOANS BY GEOGRAPHIC LOCATION*     DISTRIBUTION OF THE STUDENT LOANS BY GUARANTEE AGENCY
----------------------------------------------------------- -------------------------------------------------------
                     Number of    Principal   Percent by      Guarantee   Number of     Principal     Percent by
Location               Loans        Balance    Principal       Agency       Loans       Balance        Principal
--------         ------------------------------------------  ------------------------------------------------------
Alabama                    833    $14,187,587.95    0.75%     COAC          98,646  $1,506,584,777.59    79.28%
Alaska                     327     $5,051,887.28    0.27%     NSLP          15,522    $271,334,408.87    14.28%
Alberta, Canada              2        $42,542.93    0.00%     RIHEAA         5,202     $66,509,472.28     3.50%
American Samoa              19       $294,158.71    0.02%     SHESC          1,760     $25,235,032.93     1.33%
Arizona                  2,141    $37,282,557.69    1.96%     OSFA             669      $6,575,264.74     0.35%
Arkansas                   395     $5,347,835.92    0.28%     CSAC             288      $4,970,592.73     0.26%
Armed Forces Atlantic        1        $12,027.39    0.00%     USAF             375      $4,319,170.28     0.23%
Armed Forces Europe         62       $701,308.26    0.04%     TGSLC            192      $3,673,786.75     0.19%
Armed Forces Pacific        21       $247,164.94    0.01%     KHEAA            218      $2,741,753.20     0.14%
British Columbia, Canada     6        $86,057.92    0.01%     ECMC             196      $2,469,354.71     0.13%
California               8,637   $149,972,226.01    7.89%     CSLF              83      $1,968,182.10     0.10%
Colorado                 5,250    $75,709,219.66    3.98%     OGSLP            136      $1,487,384.94     0.08%
Connecticut              1,213    $18,559,916.69    0.98%     ICSAC             80        $736,585.15     0.04%
Delaware                   131     $2,428,877.51    0.13%     ASA               39        $624,473.47     0.03%
District Of Columbia       311     $5,955,153.03    0.31%     SLGFA             33        $451,343.15     0.02%
Florida                 12,919   $222,718,894.66   11.72%     LOSFA             43        $413,081.46     0.02%
Foreign Country             20       $291,745.09    0.02%     GHEAC             11        $121,304.19     0.01%
Georgia                  4,898    $73,705,916.93    3.88%     ISAC               3         $50,180.31     0.00%
Guam                       100     $1,248,688.11    0.07%     FAME              12         $33,529.20     0.00%
Hawaii                     785    $11,174,301.33    0.59%     ----------------------------------------------------
Idaho                      431     $5,712,435.95    0.30%     Total        123,508  $1,900,299,678.05   100.00%
Illinois                 5,312    $77,858,067.03    4.10%     ----------------------------------------------------
Indiana                  5,173    $68,494,703.32    3.60%
Iowa                     1,086    $15,276,874.27    0.80%
Kansas                   1,694    $30,937,637.91    1.63%
Kentucky                 1,881    $24,749,173.70    1.30%
Louisiana                  738    $12,090,668.55    0.64%    ----------------------------------------------------
Maine                    2,771    $36,225,026.71    1.91%    DISTRIBUTION OF THE STUDENT LOANS BY # OF MONTHS
Manitoba                     2        $20,268.56    0.00%         REMAINING UNTIL SCHEDULED MATURITY
Maryland                 1,503    $24,332,119.59    1.28%    ----------------------------------------------------
Massachusetts            3,213    $45,906,446.13    2.42%    Number of     Number of    Principal    Percent by
Michigan                 6,270    $93,155,389.84    4.90%      Months        Loans       Balance      Principal
Minnesota                1,819    $24,231,697.89    1.28%    ----------------------------------------------------
Mississippi                235     $3,642,486.14    0.19%    0 to  23            2         $2,331.19      0.00%
Missouri                 2,483    $49,358,192.53    2.60%    24 to  35           1         $2,573.39      0.00%
Montana                    188     $2,810,700.49    0.15%    36 to  47           0             $0.00      0.00%
Nebraska                 5,580    $77,297,332.15    4.07%    48 to  59           1            $84.34      0.00%
Nevada                     891    $16,675,422.72    0.88%    60 to  71          26        $89,321.02      0.01%
New Hampshire              566     $8,373,556.71    0.44%    72 to  83         168       $425,222.05      0.02%
New Jersey               2,393    $33,050,102.52    1.74%    84 to  95          82       $397,949.05      0.02%
New Mexico                 488     $7,947,180.23    0.42%    96 to 107         122       $420,552.74      0.02%
New York                11,248   $159,648,517.12    8.40%    108 to 119        707     $2,620,217.28      0.14%
North Carolina           1,524    $24,010,160.04    1.26%    120 to 131        765     $3,898,912.11      0.21%
North Dakota               139     $1,734,021.04    0.09%    132 to 143      7,431    $39,120,950.55      2.06%
Northern Mariana Islands     7       $135,333.79    0.01%    144 to 155      1,827    $10,178,972.68      0.54%
Ohio                     3,354    $53,380,792.74    2.81%    156 to 167      4,098    $33,034,905.72      1.74%
Oklahoma                 2,675    $38,990,571.50    2.05%    168 to 179     31,767    $268,942,654.65    14.15%
Ontario, Canada              6       $102,641.69    0.01%    180 to 191      6,795    $55,548,747.34      2.92%
Oregon                   1,330    $20,435,993.12    1.08%    192 to 203      2,952    $25,267,189.84      1.33%
Pennsylvania             3,036    $50,159,928.50    2.64%    204 to 215      1,647    $14,944,665.58      0.79%
Puerto Rico                233     $3,597,942.85    0.19%    216 to 227      3,185    $39,772,725.04      2.09%
Rhode Island             1,831    $24,779,790.39    1.30%    228 to 239     25,492    $364,316,595.96    19.17%
South Carolina             853    $12,896,174.67    0.68%    240 to 251      7,130    $99,686,426.25      5.25%
South Dakota               189     $2,615,576.87    0.14%    252 to 263      2,285    $31,486,513.96      1.66%
Tennessee                  876    $13,749,986.48    0.72%    264 to 275      1,077    $15,115,464.30      0.80%
Texas                    6,608   $109,934,661.62    5.79%    276 to 287      1,352    $25,958,840.38      1.37%
Unknown                     80     $1,406,729.81    0.07%    288 to 299      8,135    $195,364,475.30    10.28%
Utah                       652    $10,394,269.70    0.55%    300 to 311      3,437    $80,030,487.75      4.21%
Vermont                    148     $2,094,963.75    0.11%    312 to 323        992    $23,647,327.23      1.24%
Virgin Islands              44       $665,887.34    0.04%    324 to 335        364     $8,500,373.86      0.45%
Virginia                 2,295    $34,153,643.76    1.80%    336 to 347        637    $24,370,764.12      1.28%
Washington               1,513    $23,835,401.22    1.25%    348 to 360      6,182    $291,811,238.45    15.36%
West Virginia              229     $3,057,683.78    0.16%    361 and Greater 4,849    $245,343,195.92    12.91%
Wisconsin                1,690    $23,004,880.54    1.21%    ---------------------------------------------------
Wyoming                    160     $2,350,574.78    0.12%    Total         123,508  $1,900,299,678.05   100.00%
                 ----------------------------------------
Total                  123,508 $1,900,299,678.05  100.00%
*BASED ON BILLING ADDRESSES OF BORROWERS SHOWN ON
 SERVICER'S RECORDS


----------------------------------------------------------------------------------------------------------------------------------
XIV. COLLATERAL TABLE AS OF 10/31/2006   (CONTINUED FROM PREVIOUS PAGE)
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------          --------------------------------------------------------------
DISTRIBUTION OF THE STUDENT LOANS BY BORROWER PAYMENT STATUS          DISTRIBUTION OF THE STUDENT LOANS BY NUMBER OF DAYS DELINQUENT
------------------------------------------------------------          -------------------------------------------------------------
  Payment        Number of       Principal      Percent by                                 Number of    Principal      Percent by
   Status          Loans          Balance        Principal               Days Delinquent      Loans     Balance        Principal
-------------- ------------- ---------------- --------------             ---------------  -------- ------------------------------
 Repayment:                                                              0 to  30          116,616 $1,811,737,712.16     95.34%
  Year 1            113,656 $1,787,637,013.80    94.07%                  31 to  60           2,531    $35,141,694.15      1.85%
  Year 2              6,662    $72,667,644.33     3.82%                  61 to  90           1,136    $14,331,254.89      0.75%
  Year 3              1,174    $15,511,565.39     0.82%                  91 to 120             629     $7,590,009.22      0.40%
  Year 4 or Greater   2,016    $24,483,454.53     1.29%                  121 and Greater     2,596    $31,499,007.63      1.66%
                    ----------------------------------------                              --------------------------------------
  Total             123,508 $1,900,299,678.05   100.00%                  Total             123,508 $1,900,299,678.05    100.00%
                                                                         -------------------------------------------------------
-----------------------------------------------------------------------  --------------------------------------------------------
DISTRIBUTION OF THE STUDENT LOANS BY RANGE OF PRINCIPAL BALANCE          DISTRIBUTION OF THE STUDENT LOANS BY INTEREST RATE
-----------------------------------------------------------------------  --------------------------------------------------------
                                          Principal          Percent by                   Number of      Principal    Percent by
Principal balance      Number of Loans     Balance           Principal   Interest Rate     Loans          Balance      Principal
-----------------------------------------------------------------------  -------------  -------------- -------------- -----------
$0.00 to    $499.99            906         $258,922.01         0.01%    2.50% to 2.99%     28,527   $480,056,121.29     25.26%
$500.00 to    $999.99        1,389       $1,052,400.49         0.06%    3.00% to 3.49%     17,033   $294,448,559.22     15.50%
$1,000.00 to  $1,999.99      3,521       $5,417,095.13         0.29%    3.50% to 3.99%      8,955   $140,658,005.57      7.40%
$2,000.00 to  $2,999.99      4,632      $11,685,808.18         0.62%    4.00% to 4.49%      7,192   $116,633,377.33      6.14%
$3,000.00 to  $3,999.99      5,200      $18,337,450.11         0.97%    4.50% to 4.99%     21,697   $307,106,857.60     16.16%
$4,000.00 to  $5,999.99     13,528      $68,135,621.24         3.59%    5.00% to 5.49%     25,363   $308,157,911.20     16.22%
$6,000.00 to  $7,999.99     12,492      $87,537,909.06         4.61%    5.50% to 5.99%      6,273   $102,602,619.49      5.40%
$8,000.00 to  $9,999.99     12,695     $113,416,017.29         5.97%    6.00% to 6.49%      5,992    $98,812,968.72      5.20%
$10,000.00 to $14,999.99    24,487     $301,434,152.12        15.86%    6.50% to 6.99%        933    $18,782,520.92      0.99%
$15,000.00 to $19,999.99    17,252     $296,404,623.88        15.60%    7.00% to 7.49%        466    $11,133,036.95      0.59%
$20,000.00 to $24,999.99     9,540     $212,676,560.14        11.19%    7.50% to 7.99%        444     $9,903,790.69      0.52%
$25,000.00 to $29,999.99     5,034     $136,965,158.18         7.21%    8.00% to 8.49%        633    $12,003,909.07      0.63%
$30,000.00 to $34,999.99     3,769     $122,297,262.18         6.44%                      ----------------------------------------
$35,000.00 to $39,999.99     2,230      $83,249,166.50         4.38%    Total             123,508 $1,900,299,678.05    100.00%
$40,000.00 to $44,999.99     1,676      $70,949,515.78         3.73%
$45,000.00 to $49,999.99     1,080      $51,116,202.02         2.69%
$50,000.00 to $54,999.99       810      $42,335,710.65         2.23%  DISTRIBUTION OF THE STUDENT LOANS BY SAP INTEREST RATE INDEX
$55,000.00 to $59,999.99       582      $33,432,747.32         1.76%  ------------------------------------------------------------
$60,000.00 to $64,999.99       446      $27,866,827.84         1.47%                    Number of    Principal      Percent by
$65,000.00 to $69,999.99       400      $26,952,277.26         1.42%  SAP Interest Rate   Loans         Balance      Principal
$70,000.00 to $74,999.99       263      $19,040,195.91         1.00%  ----------------- ---------- ----------------- ------------
$75,000.00 to $79,999.99       199      $15,420,343.00         0.81%  90 Day CP Index    123,494   $1,899,635,464.67    99.97%
$80,000.00 to $84,999.99       171      $14,091,784.40         0.74%  91 Day T-Bill Index     14         $664,213.38     0.04%
$85,000.00 to $89,999.99       157      $13,706,756.92         0.72%                   -----------------------------------------
$90,000.00 and Greater       1,049     $126,519,170.44         6.66%  Total              123,508   $1,900,299,678.05   100.00%
---------------------------------------------------------------------  -----------------------------------------------------------
Total                      123,508   $1,900,299,678.05       100.00%
---------------------------------------------------------------------  -----------------------------------------------------------
                                                                       DISTRIBUTION OF THE STUDENT LOANS BY DATE OF DISBURSEMENT
                                                                       ------------------------------------------------------------
                                                                                          Number of     Principal     Percent by
                                                                       Disbursement Date    Loans        Balance       Principal
                                                                       -----------------  --------- ----------------- ------------
                                                                       Post-October 1, 1993 123,508  $1,900,299,678.05    100.00%
                                                                       Pre-October, 1993       0.00              $0.00      0.00%
                                                                       -----------------------------------------------------------
                                                                       Total                123,508  $1,900,299,678.05    100.00%
                                                                       -----------------------------------------------------------


--------------------------------------------------------------------------------
XV.  TRIGGER INFORMATION
--------------------------------------------------------------------------------

A. The Depositor or its assignee has the option to purchase all of the Financed Eligible Loans on the earlier of (a) the May 2022 Quarterly Distribution Date and (b) the date that is the 10th Business Day preceding the Quarterly Distribution Date next succeeding the date on which the then Outstanding Pool Balance is 10% or less of the Initial Pool Balance (each an "Optional Purchase Date").

        1.   Is this Distribution Date on or after the May 2022
             Distribution Date?                                        No

        2.   Is the Outstanding Pool balance 10% or less of the
             Initial Pool Balance?                                     No

        CAN THE FINANCED ELIGIBLE LOANS BE PURCHASED ACCORDING TO
        THIS OPTION?                                                          No

B. If the Depositor, or its assignee, does not exercise its option to purchase Financed Eligible Loans pursuant to "A" (above), the Trustee shall, after the business day next succeeding the Optional Purchase Date, offer for sale Financed Eligible Loans in an amount sufficient to redeem all Notes Outstanding on such Quarterly Distribution Date.

        1. Has the Depositor or its assignee not exercised its
           option pursuant to "A" above?                               N/A

        SHALL THE TRUSTEE OFFER FOR SALE THE FINANCED ELIGIBLE LOANS?         No

C. If the current Quarterly Distribution Date is on and after the Stepdown Date and provided no Trigger Event is in effect on such Quarterly Distribution Date, then a Principal Distribution amount can be allocated to the Class B noteholders.

        STEPDOWN DATE - THE EARLIER TO OCCUR OF:
        ----------------------------------------
        1.  The Quarterly Distribution Date in February of 2012.
            AND
        2.  The first date on which all the Class A Notes are no
            longer Outstanding.
     I. HAS THE STEPDOWN DATE OCCURRED?                                       No
            - AND -
        TRIGGER EVENT
        1.  Are the Class A Notes Outstanding?
           (if Yes, then continue)                                   Yes
        2.  Are there any amounts in the Class A-6 Accumulation
            Account (other than Investment earnings)                  No
        3.  Does the Outstanding Amount of Notes after distributions exceed the sum of the Pool Balance and the Specified
            Reserve Fund balance?                                    Yes
            OR
        4.  Have loans not been sold pursuant to the Optional
            Purchase or Mandatory Auction provisions of the
            Indenture? (see "A" above)                               N/A
    II.  IS THE TRIGGER EVENT IN EFFECT?                                     YES
   III.  CAN A PRINCIPAL DISTRIBUTION AMOUNT BE ALLOCATED TO THE
         CLASS B NOTEHOLDERS?                                                 NO

D.       CLASS B PERCENTAGE
         1.   Prior to the Stepdown Date or on any Quarterly
              Distribution Date on which a Trigger Event is in
              effect, the Class B Percentage will be equal to zero;
              OR
         2.   On and after the Stepdown Date and provided no Trigger
              Event is in effect, the Class B Percentage will be
              equal to a fraction expressed as a percentage, the
              numerator of which is the Outstanding Amount of the
              Class B Notes and the denominator is the aggregate
              Outstanding Amount of all Notes:
         I. CLASS B PERCENTAGE FOR THIS QUARTERLY DISTRIBUTION DATE        0.00%

--------------------------------------------------------------------------------
XVI. INTEREST RATES FOR NEXT DISTRIBUTION DATE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    CLASS OF NOTES         CUSIP            ISIN         SPREAD   COUPON RATE
--------------------------------------------------------------------------------
      A-1 Notes         64031Q CN 9    US 64031Q CN 97   -0.02%    5.35000%
      A-2 Notes         64031Q CP 4    US 64031Q CP 46    0.01%    5.38000%
      A-3 Notes         64031Q CQ 2    US 64031Q CQ 29    0.04%    5.41000%
      A-4 Notes         64031Q CR 0    US 64031Q CR 02    0.09%    5.46000%
      A-5 Notes         64031Q CS 8    US 64031Q CS 84    0.11%    5.48000%
      A-6 Notes*            N/A        XS 02442 50378     0.11%    3.714%
       B Notes          64031Q CU 3    US 64031Q CU 31    0.22%    5.59000%
--------------------------------------------------------------------------------

LIBOR RATE FOR ACCRUAL PERIOD               5.37000%
EURIBOR RATE FOR ACCRUAL PERIOD               3.604%
FIRST DATE IN ACCRUAL PERIOD              11/24/2006
LAST DATE IN ACCRUAL PERIOD                2/22/2007
DAYS IN ACCRUAL PERIOD                            91

*THE CLASS A-6 NOTES ARE EURO-DENOMINATED RESET RATE NOTES BASED ON EURIBOR
RATES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
XVII.  ITEMS TO NOTE
--------------------------------------------------------------------------------

THE PRINCIPAL SHORTFALL AS OF THE 11/24/2006 QUARTERLY DISTRIBUTION DATE IS $12,076,509.48.